Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000020143
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with Load
Average Annual Return, Percent		(8.53%)	7.91%	7.77%
C000020145
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with Load
Average Annual Return, Percent		(4.61%)	8.42%	7.81%
C000130039
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000092784
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000255144
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CoreBuilder Shares - Series SP
C000122977
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with Load
Average Annual Return, Percent		1.07%	2.72%	3.46%
C000122978
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with Load
Average Annual Return, Percent		3.53%	2.81%	3.35%
C000122976
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000020246
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrator Class
C000020243
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with Load
Average Annual Return, Percent		2.85%	7.31%	8.44%
C000020245
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with Load
Average Annual Return, Percent		7.31%	7.77%	8.43%
C000176625
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000020165
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with Load
Average Annual Return, Percent		11.99%	3.58%	10.92%
C000064969
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with Load
Average Annual Return, Percent		16.88%	4.01%	10.90%
C000150666
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000020164
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000020159
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrator Class
C000020160
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with Load
Average Annual Return, Percent		0.74%	10.62%	11.36%
C000064968
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with Load
Average Annual Return, Percent		5.08%	11.15%	11.51%
C000219846
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000092786
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000020162
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrator Class
C000053345
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with Load
Average Annual Return, Percent		1.17%	1.08%	9.47%
C000053346
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with Load
Average Annual Return, Percent		5.52%	1.50%	9.46%
C000130040
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000035582
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000020178
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrator Class
C000053347
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with Load
Average Annual Return, Percent		(4.56%)	12.04%	9.31%
C000053348
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with Load
Average Annual Return, Percent		(0.52%)	12.53%	9.30%
C000130041
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000020179
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000089469
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with Load
Average Annual Return, Percent		10.06%	13.08%	12.56%
C000089471
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with Load
Average Annual Return, Percent		15.03%	13.58%	12.56%
C000089472
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
C000089465
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with Load
Average Annual Return, Percent		6.10%	5.30%	5.97%
C000089467
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with Load
Average Annual Return, Percent		10.46%	5.72%	5.98%
C000205250
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000089468
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Without Sales Load [Member] | C000020143
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.93%)	9.20%	8.41%
Without Sales Load [Member] | C000020145
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.61%)	8.42%	7.81%
Without Sales Load [Member] | C000130039
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.63%)	9.63%	8.85%
Without Sales Load [Member] | C000092784
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.65%)	9.59%	8.82%
Without Sales Load [Member] | C000255144
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%
Without Sales Load [Member] | C000122977
Average Annual Return [Line Items]
Average Annual Return, Percent		5.35%	3.55%	3.89%
Without Sales Load [Member] | C000122978
Average Annual Return [Line Items]
Average Annual Return, Percent		4.53%	2.81%	3.35%
Without Sales Load [Member] | C000122976
Average Annual Return [Line Items]
Average Annual Return, Percent		5.58%	3.85%	4.20%
Without Sales Load [Member] | C000020246
Average Annual Return [Line Items]
Average Annual Return, Percent		9.31%	8.77%	9.28%
Without Sales Load [Member] | C000020243
Average Annual Return [Line Items]
Average Annual Return, Percent		9.11%	8.58%	9.08%
Without Sales Load [Member] | C000020245
Average Annual Return [Line Items]
Average Annual Return, Percent		8.31%	7.77%	8.43%
Without Sales Load [Member] | C000176625
Average Annual Return [Line Items]
Average Annual Return, Percent		9.46%	8.94%	9.42%
Without Sales Load [Member] | C000020165
Average Annual Return [Line Items]
Average Annual Return, Percent		18.82%	4.81%	11.57%
Without Sales Load [Member] | C000064969
Average Annual Return [Line Items]
Average Annual Return, Percent		17.88%	4.01%	10.90%
Without Sales Load [Member] | C000150666
Average Annual Return [Line Items]
Average Annual Return, Percent		19.24%	5.20%	11.99%
Without Sales Load [Member] | C000020164
Average Annual Return [Line Items]
Average Annual Return, Percent		19.17%	5.13%	11.93%
Without Sales Load [Member] | C000020159
Average Annual Return [Line Items]
Average Annual Return, Percent		7.09%	12.13%	12.23%
Without Sales Load [Member] | C000020160
Average Annual Return [Line Items]
Average Annual Return, Percent		6.89%	11.93%	12.02%
Without Sales Load [Member] | C000064968
Average Annual Return [Line Items]
Average Annual Return, Percent		6.08%	11.15%	11.51%
Without Sales Load [Member] | C000219846
Average Annual Return [Line Items]
Average Annual Return, Percent		7.32%	12.42%	12.52%
Without Sales Load [Member] | C000092786
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	12.39%	12.50%
Without Sales Load [Member] | C000020162
Average Annual Return [Line Items]
Average Annual Return, Percent		7.38%	2.35%	10.20%
Without Sales Load [Member] | C000053345
Average Annual Return [Line Items]
Average Annual Return, Percent		7.33%	2.29%	10.12%
Without Sales Load [Member] | C000053346
Average Annual Return [Line Items]
Average Annual Return, Percent		6.52%	1.50%	9.46%
Without Sales Load [Member] | C000130040
Average Annual Return [Line Items]
Average Annual Return, Percent		7.78%	2.70%	10.58%
Without Sales Load [Member] | C000035582
Average Annual Return [Line Items]
Average Annual Return, Percent		7.66%	2.60%	10.47%
Without Sales Load [Member] | C000020178
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%	13.46%	10.04%
Without Sales Load [Member] | C000053347
Average Annual Return [Line Items]
Average Annual Return, Percent		1.25%	13.38%	9.96%
Without Sales Load [Member] | C000053348
Average Annual Return [Line Items]
Average Annual Return, Percent		0.48%	12.53%	9.30%
Without Sales Load [Member] | C000130041
Average Annual Return [Line Items]
Average Annual Return, Percent		1.68%	13.86%	10.43%
Without Sales Load [Member] | C000020179
Average Annual Return [Line Items]
Average Annual Return, Percent		1.58%	13.75%	10.32%
Without Sales Load [Member] | C000089469
Average Annual Return [Line Items]
Average Annual Return, Percent		16.81%	14.42%	13.23%
Without Sales Load [Member] | C000089471
Average Annual Return [Line Items]
Average Annual Return, Percent		16.03%	13.58%	12.56%
Without Sales Load [Member] | C000089472
Average Annual Return [Line Items]
Average Annual Return, Percent		17.20%	14.79%	13.61%
Without Sales Load [Member] | C000089465
Average Annual Return [Line Items]
Average Annual Return, Percent		12.51%	6.55%	6.61%
Without Sales Load [Member] | C000089467
Average Annual Return [Line Items]
Average Annual Return, Percent		11.46%	5.72%	5.98%
Without Sales Load [Member] | C000205250
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%	6.96%	7.04%
Without Sales Load [Member] | C000089468
Average Annual Return [Line Items]
Average Annual Return, Percent		12.77%	6.86%	6.95%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.19%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent		3.40%	0.08%	2.26%
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent		3.40%	0.08%	2.26%
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent		3.40%	0.08%	2.26%
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent		3.40%	0.08%	2.26%
ALLSPRING Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
Average Annual Return, Percent		10.16%	12.09%	10.52%
ALLSPRING Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
Average Annual Return, Percent		10.16%	12.09%	10.52%
ALLSPRING Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
Average Annual Return, Percent		10.16%	12.09%	10.52%
ALLSPRING Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
Average Annual Return, Percent		10.16%	12.09%	10.52%
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Average Annual Return, Percent	4.16%
ALLSPRING Index: Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Index Asset Allocation Blended Index
Average Annual Return, Percent		11.33%	9.26%	9.76%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Index Asset Allocation Blended Index
Average Annual Return, Percent		11.33%	9.26%	9.76%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Index Asset Allocation Blended Index
Average Annual Return, Percent		11.33%	9.26%	9.76%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Index Asset Allocation Blended Index
Average Annual Return, Percent		11.33%	9.26%	9.76%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
ALLSPRING Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		22.02%	11.26%	13.37%
ALLSPRING Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		22.02%	11.26%	13.37%
ALLSPRING Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		22.02%	11.26%	13.37%
ALLSPRING Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		22.02%	11.26%	13.37%
ALLSPRING Index: Russell 2500™ Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Growth Index
Average Annual Return, Percent		12.62%	7.76%	10.93%
ALLSPRING Index: Russell 2500™ Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Growth Index
Average Annual Return, Percent		12.62%	7.76%	10.93%
ALLSPRING Index: Russell 2500™ Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Growth Index
Average Annual Return, Percent		12.62%	7.76%	10.93%
ALLSPRING Index: Russell 2500™ Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Growth Index
Average Annual Return, Percent		12.62%	7.76%	10.93%
ALLSPRING Index: Russell 2500™ Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Growth Index
Average Annual Return, Percent		12.62%	7.76%	10.93%
ALLSPRING Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.58%	13.66%	9.96%
ALLSPRING Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.58%	13.66%	9.96%
ALLSPRING Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.58%	13.66%	9.96%
ALLSPRING Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.58%	13.66%	9.96%
ALLSPRING Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.58%	13.66%	9.96%
ALLSPRING Index: Diversified Capital Builder Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Diversified Capital Builder Blended Index
Average Annual Return, Percent		15.14%	13.40%	12.84%
ALLSPRING Index: Diversified Capital Builder Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Diversified Capital Builder Blended Index
Average Annual Return, Percent		15.14%	13.40%	12.84%
ALLSPRING Index: Diversified Capital Builder Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Diversified Capital Builder Blended Index
Average Annual Return, Percent		15.14%	13.40%	12.84%
ALLSPRING Index: Diversified Income Builder Custom Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Diversified Income Builder Blended Index
Average Annual Return, Percent		9.05%	6.64%	7.71%
ALLSPRING Index: Diversified Income Builder Custom Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Diversified Income Builder Blended Index
Average Annual Return, Percent		9.05%	6.64%	7.71%
ALLSPRING Index: Diversified Income Builder Custom Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Diversified Income Builder Blended Index
Average Annual Return, Percent		9.05%	6.64%	7.71%
ALLSPRING Index: Diversified Income Builder Custom Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Diversified Income Builder Blended Index
Average Annual Return, Percent		9.05%	6.64%	7.71%